Revision of Prior Period Financial Statements - Schedule of Statement of Changes in Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
As Reported [Member]
As Reported
Balance	$ (27,829)	$ 303,165
Profit/Loss for the year	759,032	401,690
Total comprehensive income for the year	785,963	391,751
Balance	978,171	(27,829)
Adjustment [Member]
As Reported
Balance	(38,830)
Profit/Loss for the year	2,308	(38,830)
Total comprehensive income for the year	2,308	(38,830)
Balance	(36,522)	(38,830)
As Revised [Member]
As Reported
Balance	(66,659)	303,165
Profit/Loss for the year	761,340	362,860
Total comprehensive income for the year	788,271	352,921
Balance	941,649	(66,659)
Accumulated deficit [Member] | As Reported [Member]
As Reported
Balance	(1,029,335)	(708,280)
Profit/Loss for the year	759,320	401,690
Total comprehensive income for the year	759,320	401,690
Balance	(270,015)	(1,029,335)
Accumulated deficit [Member] | Adjustment [Member]
As Reported
Balance	(38,830)
Profit/Loss for the year	2,308	(38,830)
Total comprehensive income for the year	2,308	(38,830)
Balance	(36,522)	(38,830)
Accumulated deficit [Member] | As Revised [Member]
As Reported
Balance	(1,068,165)	(708,280)
Profit/Loss for the year	761,628	362,860
Total comprehensive income for the year	761,628	362,860
Balance	(306,537)	(1,068,165)
Parent [member] | As Reported [Member]
As Reported
Balance	(27,829)	303,165
Profit/Loss for the year	759,320	401,690
Total comprehensive income for the year	786,639	391,751
Balance	978,847	(27,829)
Parent [member] | Adjustment [Member]
As Reported
Balance	(38,830)
Profit/Loss for the year	2,308	(38,830)
Total comprehensive income for the year	2,308	(38,830)
Balance	(36,522)	(38,830)
Parent [member] | As Revised [Member]
As Reported
Balance	(66,659)	303,165
Profit/Loss for the year	761,628	362,860
Total comprehensive income for the year	788,947	352,921
Balance	$ 942,325	$ (66,659)